Shareholder Report, Line Graph (Details) - USD ($)						1 Months Ended	6 Months Ended	7 Months Ended	8 Months Ended	12 Months Ended		18 Months Ended	19 Months Ended	20 Months Ended	24 Months Ended	30 Months Ended	31 Months Ended	32 Months Ended	36 Months Ended	42 Months Ended	43 Months Ended	44 Months Ended	48 Months Ended	54 Months Ended	55 Months Ended	56 Months Ended	60 Months Ended	66 Months Ended	67 Months Ended	68 Months Ended	72 Months Ended	78 Months Ended	79 Months Ended	80 Months Ended	84 Months Ended	90 Months Ended	91 Months Ended	92 Months Ended	96 Months Ended	102 Months Ended	108 Months Ended	114 Months Ended	120 Months Ended
	Oct. 13, 2025	Apr. 15, 2018	Feb. 27, 2018	Apr. 28, 2016	Oct. 31, 2015	Oct. 31, 2025	Oct. 31, 2016	Oct. 31, 2018	Oct. 31, 2018	Oct. 31, 2025	Oct. 31, 2016	Oct. 31, 2017	Oct. 31, 2019	Oct. 31, 2019	Oct. 31, 2017	Oct. 31, 2018	Oct. 31, 2020	Oct. 31, 2020	Oct. 31, 2018	Oct. 31, 2019	Oct. 31, 2021	Oct. 31, 2021	Oct. 31, 2019	Oct. 31, 2020	Oct. 31, 2022	Oct. 31, 2022	Oct. 31, 2020	Oct. 31, 2021	Oct. 31, 2023	Oct. 31, 2023	Oct. 31, 2021	Oct. 31, 2022	Oct. 31, 2024	Oct. 31, 2024	Oct. 31, 2022	Oct. 31, 2023	Oct. 31, 2025	Oct. 31, 2025	Oct. 31, 2023	Oct. 31, 2024	Oct. 31, 2024	Oct. 31, 2025	Oct. 31, 2025
C000262794
Account Value [Line Items]
Line Graph and Table Measure Name										Class P
Accumulated Value	$ 1,000,000					$ 1,002,500
C000154942
Account Value [Line Items]
Line Graph and Table Measure Name										Class R6
Accumulated Value					$ 1,000,000						$ 1,007,400				$ 1,225,301				$ 1,183,273				$ 1,318,048				$ 1,352,317				$ 1,932,866				$ 1,553,831				$ 1,710,768		$ 2,217,498		$ 2,642,814
C000124400
Account Value [Line Items]
Line Graph and Table Measure Name										Class A (including sales charges)
Accumulated Value					9,450						9,428				9,530				9,241				9,773				10,000				11,126				10,536				10,399		10,293		11,698
C000124401
Account Value [Line Items]
Line Graph and Table Measure Name										Class C (including sales charges)
Accumulated Value					9,900						9,798				9,821				9,457				9,928				10,075				11,136				10,459				10,253		10,067		11,352
C000201711
Account Value [Line Items]
Line Graph and Table Measure Name										Class P
Accumulated Value		$ 10,000						$ 9,794					$ 10,401				$ 10,673				$ 11,920				$ 11,316				$ 11,213				$ 11,128				$ 12,687
C000198936
Account Value [Line Items]
Line Graph and Table Measure Name										Class R6
Accumulated Value			$ 10,000						$ 9,795					$ 10,401				$ 10,673				$ 11,919				$ 11,316				$ 11,225				$ 11,135				$ 12,703
C000124402
Account Value [Line Items]
Line Graph and Table Measure Name										Institutional Shares
Accumulated Value					1,000,000						1,001,300				1,016,019				988,383				1,049,663				1,077,689				1,202,486				1,141,520				1,131,018		1,122,309		1,279,320
C000124403
Account Value [Line Items]
Line Graph and Table Measure Name										Investor Shares
Accumulated Value					10,000						9,994				10,117				9,841				10,433				10,704				11,942				11,333				11,219		11,125		12,683
C000151918
Account Value [Line Items]
Line Graph and Table Measure Name										Class R6
Accumulated Value					1,000,000						1,075,600				1,133,467				1,101,277				1,200,722				1,215,251				1,306,030				1,104,640				1,213,889		1,370,966		1,509,571
C000157436
Account Value [Line Items]
Line Graph and Table Measure Name										Class P
Accumulated Value					1,000,000						991,800				1,244,114				1,174,070				1,324,117				1,293,794				1,804,325				1,386,624				1,599,055		1,989,544		2,397,600
C000154943
Account Value [Line Items]
Line Graph and Table Measure Name										Class R6
Accumulated Value					1,000,000						978,500				1,063,140				1,043,153				1,252,201				1,090,792				1,458,389				1,169,920				1,136,226		1,465,618		1,547,253
C000161913
Account Value [Line Items]
Line Graph and Table Measure Name										Class P
Accumulated Value				$ 1,000,000			$ 1,052,000					$ 1,291,856				$ 1,286,689				$ 1,422,563				$ 1,338,632				$ 1,928,567				$ 1,624,432				$ 1,543,210				$ 1,946,297		$ 2,054,900
Goldman Sachs Index: Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name										Bloomberg U.S. Aggregate Bond Index
Accumulated Value	1,000,000					997,700
Goldman Sachs Index: MSCI ACWI IMI Index (Net, USD, Unhedged)
Account Value [Line Items]
Line Graph and Table Measure Name										MSCI ACWI IMI Index (Net, USD, Unhedged)
Accumulated Value					1,000,000						1,023,400				1,264,104				1,252,095				1,402,471				1,463,058				2,021,654				1,612,875				1,764,969		2,335,584		2,849,412
Goldman Sachs Index: Bloomberg Global Aggregate Index Gross, USD, Hedged,
Account Value [Line Items]
Line Graph and Table Measure Name										Bloomberg Global Aggregate Index (Gross, USD, Hedged)
Accumulated Value					10,000						10,517				10,646				10,668				11,806				12,316				12,214				10,733				10,918		12,001		12,637
Goldman Sachs Index: Bloomberg Global Aggregate Index Gross, USD, Hedged,
Account Value [Line Items]
Line Graph and Table Measure Name										Bloomberg Global Aggregate Index (Gross, USD, Hedged)
Accumulated Value					10,000						10,517				10,646				10,668				11,806				12,316				12,214				10,733				10,918		12,001		12,637
Goldman Sachs Index: Bloomberg Global Aggregate Index Gross, USD, Hedged,
Account Value [Line Items]
Line Graph and Table Measure Name										Bloomberg Global Aggregate Index (Gross, USD, Hedged)
Accumulated Value		10,000						10,008					11,076				11,554				11,458				10,070				10,243				11,259				11,856
Goldman Sachs Index: Bloomberg Global Aggregate Index Gross, USD, Hedged,
Account Value [Line Items]
Line Graph and Table Measure Name										Bloomberg Global Aggregate Index (Gross, USD, Hedged)
Accumulated Value			10,000						10,077					11,152				11,634				11,537				10,139				10,313				11,337				11,937
Goldman Sachs Index: Bloomberg Global Aggregate Index Gross, USD, Hedged,
Account Value [Line Items]
Line Graph and Table Measure Name										Bloomberg Global Aggregate Index (Gross, USD, Hedged)
Accumulated Value					1,000,000						1,051,700				1,064,636				1,066,765				1,180,589				1,231,590				1,221,368				1,073,338				1,091,800		1,200,106		1,263,712
Goldman Sachs Index: Bloomberg Global Aggregate Index Gross, USD, Hedged,
Account Value [Line Items]
Line Graph and Table Measure Name										Bloomberg Global Aggregate Index (Gross, USD, Hedged)
Accumulated Value					10,000						10,517				10,646				10,668				11,806				12,316				12,214				10,733				10,918		12,001		12,637
Goldman Sachs Index: Bloomberg Global Aggregate Index Gross, USD, Hedged,
Account Value [Line Items]
Line Graph and Table Measure Name										Bloomberg Global Aggregate Index (Gross, USD, Hedged)
Accumulated Value					1,000,000						1,051,700				1,064,636				1,066,765				1,180,589				1,231,590				1,221,368				1,073,338				1,091,800		1,200,106		1,263,712
Goldman Sachs Index: MSCI EAFE Index (Net, USD, Unhedged)
Account Value [Line Items]
Line Graph and Table Measure Name										MSCI EAFE Index (Net, USD, Unhedged)
Accumulated Value					1,000,000						967,700				1,194,529				1,112,704				1,235,546				1,150,788				1,544,127				1,188,978				1,360,191		1,672,626		2,057,832
Goldman Sachs Index: S&P 500® Index
Account Value [Line Items]
Line Graph and Table Measure Name										S&P 500<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Accumulated Value					1,000,000						1,045,100				1,292,057				1,387,023				1,585,784				1,739,763				2,486,296				2,123,048				2,338,325		3,227,356		3,919,624
Goldman Sachs Index: Russell 3000 Index
Account Value [Line Items]
Line Graph and Table Measure Name										Russell 3000 Index
Accumulated Value				1,000,000			1,041,800					1,291,624				1,376,871				1,562,611				1,721,216				2,476,829				2,067,657				2,240,927				3,089,342		3,732,234
Goldman Sachs Index: Bloomberg U.S. High-Yield 2% Issuer Capped Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name										Bloomberg U.S. High-Yield 2% Issuer Capped Bond Index
Accumulated Value	$ 1,000,000					$ 1,005,300
Goldman Sachs Index: MSCI ACWI IMI (Net, USD, 50% Non-U.S. Developed Hedged to USD)
Account Value [Line Items]
Line Graph and Table Measure Name										MSCI ACWI IMI (Net, USD, 50% Non-U.S. Developed Hedged to USD)
Accumulated Value					1,000,000						1,027,300				1,266,969				1,264,689				1,421,004				1,480,260				2,047,644				1,678,249				1,837,347		2,432,647		2,962,477
Goldman Sachs Index: ICE BofA 3-Month U.S. Treasury Bill Index (Total Return, USD, Unhedged)
Account Value [Line Items]
Line Graph and Table Measure Name										ICE BofA 3-Month U.S. Treasury Bill Index (Total Return, USD, Unhedged)
Accumulated Value					10,000						10,031				10,103				10,273				10,520				10,616				10,623				10,706				11,217		11,822		12,335
Goldman Sachs Index: ICE BofA 3-Month U.S. Treasury Bill Index (Total Return, USD, Unhedged)
Account Value [Line Items]
Line Graph and Table Measure Name										ICE BofA 3-Month U.S. Treasury Bill Index (Total Return, USD, Unhedged)
Accumulated Value					10,000						10,031				10,103				10,273				10,520				10,616				10,623				10,706				11,217		11,822		12,335
Goldman Sachs Index: ICE BofA 3-Month U.S. Treasury Bill Index (Total Return, USD, Unhedged)
Account Value [Line Items]
Line Graph and Table Measure Name										ICE BofA 3-Month U.S. Treasury Bill Index (Total Return, USD, Unhedged)
Accumulated Value		$ 10,000						$ 10,105					$ 10,348				$ 10,443				$ 10,449				$ 10,530				$ 11,034				$ 11,629				$ 12,133
Goldman Sachs Index: ICE BofA 3-Month U.S. Treasury Bill Index (Total Return, USD, Unhedged)
Account Value [Line Items]
Line Graph and Table Measure Name										ICE BofA 3-Month U.S. Treasury Bill Index (Total Return, USD, Unhedged)
Accumulated Value			$ 10,000						$ 10,126					$ 10,369				$ 10,464				$ 10,471				$ 10,552				$ 11,057				$ 11,653				$ 12,158
Goldman Sachs Index: ICE BofA 3-Month U.S. Treasury Bill Index (Total Return, USD, Unhedged)
Account Value [Line Items]
Line Graph and Table Measure Name										ICE BofA 3-Month U.S. Treasury Bill Index (Total Return, USD, Unhedged)
Accumulated Value					1,000,000						1,003,100				1,010,322				1,027,296				1,051,951				1,061,629				1,062,266				1,070,551				1,121,724		1,182,185		1,233,492
Goldman Sachs Index: ICE BofA 3-Month U.S. Treasury Bill Index (Total Return, USD, Unhedged)
Account Value [Line Items]
Line Graph and Table Measure Name										ICE BofA 3-Month U.S. Treasury Bill Index (Total Return, USD, Unhedged)
Accumulated Value					10,000						10,031				10,103				10,273				10,520				10,616				10,623				10,706				11,217		11,822		12,335
Goldman Sachs Index: Bloomberg Global High-Yield Corporate Index (Gross, USD, Unhedged)
Account Value [Line Items]
Line Graph and Table Measure Name										Bloomberg Global High-Yield Corporate Index (Gross, USD, Unhedged)
Accumulated Value					1,000,000						1,083,806				1,195,658				1,188,507				1,285,602				1,333,047				1,450,763				1,214,156				1,323,651		1,547,113		1,684,845
Goldman Sachs Index: S&P UBS Leveraged Loan Index (Gross, USD, Unhedged)
Account Value [Line Items]
Line Graph and Table Measure Name										S&P UBS Leveraged Loan Index (Gross, USD, Unhedged)
Accumulated Value					1,000,000						1,063,009				1,118,815				1,173,547				1,204,137				1,222,236				1,326,291				1,299,413				1,449,334		1,602,208		1,706,397
Goldman Sachs Index: J.P. Morgan EMBI Global Diversified Index (Gross, USD, Unhedged)
Account Value [Line Items]
Line Graph and Table Measure Name										J.P. Morgan EMBI℠ Global Diversified Index (Gross, USD, Unhedged)
Accumulated Value					1,000,000						1,117,009				1,187,560				1,135,450				1,298,358				1,311,091				1,368,965				1,037,851				1,124,616		1,328,866		1,498,452
Goldman Sachs Index: J.P. Morgan GBI-EMSM Global Diversified Index (Gross, USD, Unhedged)
Account Value [Line Items]
Line Graph and Table Measure Name										J.P. Morgan GBI-EM℠ Global Diversified Index (Gross, USD, Unhedged)
Accumulated Value					1,000,000						1,110,429				1,167,972				1,091,121				1,261,234				1,213,146				1,223,352				975,325				1,107,040		1,203,990		1,361,274
Goldman Sachs Index: Multi-Manager Non-Core Fixed Income Composite Dynamic Index
Account Value [Line Items]
Line Graph and Table Measure Name										Prior Multi-Manager Non-Core Fixed Income Composite Dynamic Index
Accumulated Value					1,000,000						1,099,689				1,176,376				1,166,872				1,281,720				1,295,997				1,386,188				1,189,214				1,298,991		1,481,993		1,626,221
Goldman Sachs Index: Bloomberg Global High Yield Corporate Index (Gross, USD, Hedged)
Account Value [Line Items]
Line Graph and Table Measure Name										Bloomberg Global High Yield Corporate Index (Gross, USD, Hedged)
Accumulated Value					1,000,000						1,096,607				1,198,589				1,205,017				1,314,105				1,356,990				1,480,456				1,291,952				1,394,518		1,624,108		1,753,791
Goldman Sachs Index: S&P UBS Leveraged Loan Index (Gross, USD, Hedged)
Account Value [Line Items]
Line Graph and Table Measure Name										S&P UBS Leveraged Loan Index (Gross, USD, Hedged)
Accumulated Value					1,000,000						1,063,009				1,118,815				1,173,547				1,257,434				1,276,334				1,385,207				1,357,136				1,513,712		1,674,943		1,783,845
Goldman Sachs Index: GS Multi-Manager Non-Core Fixed Income Composite Dynamic Index
Account Value [Line Items]
Line Graph and Table Measure Name										Multi-Manager Non-Core Fixed Income Composite Dynamic Index
Accumulated Value					1,000,000						1,086,500				1,174,181				1,195,668				1,280,441				1,315,525				1,433,001				1,295,577				1,412,567		1,619,791		1,741,923
Goldman Sachs Index: Dow Jones Brookfield Global Infrastructure Index (Net, USD, Unhedged)
Account Value [Line Items]
Line Graph and Table Measure Name										Dow Jones Brookfield Global Infrastructure Index (Net, USD, Unhedged)
Accumulated Value					1,000,000						1,049,825				1,182,708				1,135,563				1,360,890				1,204,609				1,525,344				1,401,801				1,361,204		1,713,829		1,873,280
Goldman Sachs Index: FTSE EPRA/NAREIT Developed Index (Net, USD, Unhedged)
Account Value [Line Items]
Line Graph and Table Measure Name										FTSE EPRA/NAREIT Developed Index (Net, USD, Unhedged)
Accumulated Value					1,000,000						1,024,820				1,087,540				1,090,772				1,312,044				1,011,160				1,437,050				1,078,862				1,013,872		1,302,584		1,347,065
Goldman Sachs Index: Multi-Manager Real Assets Strategy Composite Dynamic Index
Account Value [Line Items]
Line Graph and Table Measure Name										Multi-Manager Real Assets Strategy Composite Dynamic Index
Accumulated Value					$ 1,000,000						$ 1,031,378				$ 1,120,303				$ 1,105,357				$ 1,328,110				$ 1,084,841				$ 1,471,470				$ 1,195,891				$ 1,140,725		$ 1,452,594		$ 1,541,045
Goldman Sachs Index: Russell 2000® Total Return Index
Account Value [Line Items]
Line Graph and Table Measure Name										Russell 2000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Total Return Index
Accumulated Value				$ 1,000,000			$ 1,061,300					$ 1,356,872				$ 1,381,974				$ 1,449,691				$ 1,447,661				$ 2,183,073				$ 1,778,332				$ 1,626,106				$ 2,180,121		$ 2,494,276